Note 22 - Commitments and Contingency	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
22.	COMMITMENTS AND CONTINGENCY

The Company has future minimum lease payments under operating leases for premises and equipment as follows:

2018	$217,393
2019	212,734
2020	212,734
2021	37,256

The rent expense associated with operating leases for premise and equipment is recognized on a straight-line basis.